EXHIBIT 99
DaimlerChrysler Auto Trust 2007-A monthly distribution report to holders of Asset Backed Notes for the distribution period covered by this report.

DaimlerChrysler Financial Services Americas LLC	Distribution Date: 08-Jan-08

DaimlerChrysler Auto Trust 2007-A Monthly Servicer’s Certificate (MF)	Page 1 of 3

Payment Determination Statement Number	2
Distribution Date	08-Jan-08
Record Date	07-Jan-08

Dates Covered	From and Including	To and Including
Collections Period	01-Dec-07	31-Dec-07
Accrual Period	08-Dec-07	07-Jan-08
30/360 Days	30
Actual/360 Days	29

	Number of
Collateral Pool Balance Data	Accounts	$ Amount
Pool Balance — Beginning of Period	107,488	$2,270,480,380.36
Collections of Installment Principal		33,373,343.12
Collections Attributable to Full Payoffs		18,956,905.33
Principal Amount of Repurchases		24,336.55
Principal Amount of Gross Losses		650,523.17

Pool Balance — End of Period(EOP)	106,302	$2,217,475,272.19

Pool Statistics	End of Period
Initial Pool Balance (Pool Balance at the Purchase Date)	$2,327,054,210.34
Pool Factor (Pool Balance as a % of Initial Pool Balance)	95.29%
Ending Overcollateralization(O/C) Amount	$88,390,291.89
Coverage Ratio (Ending Pool Balance as a % of Ending Notes)	104.152%
Cumulative Net Losses	$520,261.14
Net Loss Ratio (3 mos weighted avg.)	0.136%
Cumulative Recovery Ratio	34.843%

Delinquency Information:(1)	$ Amount	% of EOP Pool Bal.	# of Accounts
31-60 Days Delinquent	38,734,932.51	1.747%	1,966
61-90 Days Delinquent	4,484,603.95	0.202%	202
91-120 Days Delinquent	31,165.26	0.001%	1
121 Days or More Delinquent	0.00	0.000%	0
Repossessions	5,191,389.98	0.234%	202

(1)	A receivable is not considered past due if the amount past due is less than 10% of the scheduled monthly payment.

60+ Days Delinquency Amount	9,707,159.19
60+ Days Delinquency Ratio (3 mo. Weighted Avg.)	0.25595%

	Current Month	Prior Month
Weighted Average A.P.R.	7.972%	7.974%
Weighted Average Remaining Term (months)	59.92	60.84
Weighted Average Seasoning (months)	8.18	7.21

Cash Sources		O/C Release (Prospectus pg S31-S32)
Collections of Installment Principal	$33,373,343.12	Pool Balance	$2,217,475,272.19
Collections Attributable to Full Payoffs	18,956,905.33	Yield Supplement O/C Amount	(72,539,602.37)

Principal Amount of Repurchases	24,336.55	Adjusted Pool Balance	$2,144,935,669.82
Recoveries on Loss Accounts	260,336.80
Collections of Interest	14,653,412.07	Total Securities	$2,129,084,980.30

Investment Earnings	282,145.37
Reserve Account	20,697,240.00	Adjusted O/C Amount	$15,850,689.52
Hedge Receipts	315,497.57

Total Sources	$88,563,216.81	Target Overcollateralization Amount	$80,435,087.62

Cash Uses
Servicer Fee	$1,892,066.98	O/C Release Period?	No
Hedge Payments (excl. termination payments)	0.00
A Note Interest	8,926,244.69	O/C Release	$0.00
First Priority Principal Distribution Amount	0.00
B Note Interest	556,250.00
Second Priority Principal Distribution Amount	1,035,517.29
C Note Interest	205,208.33
Third Priority Principal Distribution Amount	39,400,000.00
Reserve Fund	20,697,240.00
Required Principal Distribution Amount	15,850,689.52
Hedge Termination Payments (if any)	0.00
Distribution to Class D Noteholders	0.00

Total Cash Uses	$88,563,216.81

Administrative Payment
Total Principal and Interest Sources	$88,563,216.81
Investment Earnings in Trust Account	(282,145.37)
Hedge Receipts	(315,497.57)
Daily Collections Remitted	(67,240,523.24)
Servicer Fee (withheld)	(1,892,066.98)
O/C Release to Seller	0.00

Payment Due to/(from) Trust Account	($1,864,256.35)

Cash Reserve in Trust Account		(20,697,240.00)

	Beginning	Ending	Principal	Principal per	Interest	Interest
Notes	Balance	Balance	Payment	$1000 Face	Payment	$1000 Face
Class A-1 414,000,000.00 @ 4.945%	349,671,187.11	293,384,980.30	56,286,206.81	135.9570213	1,392,905.46	3.3645059
Class A-2a 206,000,000.00 @ 4.94%	206,000,000.00	206,000,000.00	0.00	0.0000000	848,033.33	4.1166667
Class A-2b 630,000,000.00 @ 5.8225%	630,000,000.00	630,000,000.00	0.00	0.0000000	2,954,918.75	4.6903472
Class A-3a 290,000,000.00 @ 5.00%	290,000,000.00	290,000,000.00	0.00	0.0000000	1,208,333.33	4.1666667
Class A-3b 115,000,000.00 @ 5.9225%	115,000,000.00	115,000,000.00	0.00	0.0000000	548,653.82	4.7709028
Class A-4 448,500,000.00 @ 5.28%	448,500,000.00	448,500,000.00	0.00	0.0000000	1,973,400.00	4.4000000
Class B 106,800,000.00 @ 6.25%	106,800,000.00	106,800,000.00	0.00	0.0000000	556,250.00	5.2083333
Class C 39,400,000.00 @ 6.25%	39,400,000.00	39,400,000.00	0.00	0.0000000	205,208.33	5.2083332

Total Notes	$2,185,371,187.11	$2,129,084,980.30	$56,286,206.81		$9,687,703.02

*	Class A-1 , A-2b, A-3b Interest is computed on an Actual/360 Basis. Days in current period 29